24. Debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfDebenturesLineItems [Line Items]
Debentures	R$ 6,070,978	R$ 4,790,809	R$ 3,683,928
Debentures, current	1,632,062	1,131,198	924,005
Debentures, noncurent	R$ 4,438,916	3,659,611	R$ 2,759,923
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	5th
Company	Copel
Issue date	May 13, 2014
Number of installments	3
Initial maturity	May 13, 2017
Final maturity	May 13, 2019
Annual rate p.y. (interest + commission)	111.5% of DI
Principal	R$ 1,000,000
Debentures	R$ 672,537	1,017,099
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	6th
Company	Copel
Issue date	Jun. 29, 2017
Number of installments	1
Final maturity	Jun. 28, 2019
Annual rate p.y. (interest + commission)	117.0% of DI
Principal	R$ 520,000
Debentures	R$ 542,944	0
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	1st
Company	Copel GeT
Issue date	May 15, 2015
Number of installments	3
Initial maturity	May 15, 2018
Final maturity	May 15, 2020
Annual rate p.y. (interest + commission)	113.0% of DI
Principal	R$ 1,000,000
Debentures	R$ 1,059,822	1,094,731
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	2nd
Company	Copel GeT
Issue date	Jul. 13, 2016
Number of installments	2
Initial maturity	Jul. 13, 2018
Final maturity	Jul. 13, 2019
Annual rate p.y. (interest + commission)	121.0% of DI
Principal	R$ 1,000,000
Debentures	R$ 1,037,570	1,060,613
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	3rd
Company	Copel GeT
Issue date	Oct. 20, 2017
Number of installments	3
Initial maturity	Oct. 20, 2020
Final maturity	Oct. 20, 2022
Annual rate p.y. (interest + commission)	126.0% of DI
Principal	R$ 1,000,000
Debentures	R$ 999,442	0
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	1st
Company	Copel DIS
Issue date	Oct. 30, 2012
Number of installments	2
Initial maturity	Oct. 30, 2016
Final maturity	Oct. 30, 2017
Annual rate p.y. (interest + commission)	DI + Spread 0.99% p.y.
Principal	R$ 1,000,000
Debentures	R$ 0	511,525
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	2nd
Company	Copel DIS
Issue date	Oct. 27, 2016
Number of installments	2
Initial maturity	Oct. 27, 2018
Final maturity	Oct. 27, 2019
Annual rate p.y. (interest + commission)	124.0% of DI
Principal	R$ 500,000
Debentures	R$ 502,179	504,699
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	3rd
Company	Copel DIS
Issue date	Oct. 20, 2017
Number of installments	2
Initial maturity	Oct. 20, 2021
Final maturity	Oct. 20, 2022
Annual rate p.y. (interest + commission)	126.0% of DI
Principal	R$ 500,000
Debentures	R$ 501,810	0
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	1st
Company	Copel TEL
Issue date	Oct. 15, 2015
Number of installments	5
Initial maturity	Oct. 15, 2020
Final maturity	Oct. 15, 2024
Annual rate p.y. (interest + commission)	IPCA + 7.9633% p.y.
Principal	R$ 160,000
Debentures	R$ 184,506	174,184
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	2nd
Company	Copel TEL
Issue date	Jul. 15, 2017
Number of installments	1
Final maturity	Jul. 15, 2022
Annual rate p.y. (interest + commission)	IPCA + 5.4329
Principal	R$ 220,000
Debentures	R$ 215,675	0
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	2nd
Company	Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus IV e Ventos de Santo Uriel.
Issue date	Mar. 24, 2016
Number of installments	192
Initial maturity	Aug. 15, 2016
Final maturity	Jul. 15, 2032
Annual rate p.y. (interest + commission)	TJLP + 2.02% p.y.
Principal	R$ 147,575
Debentures	R$ 135,662	143,407
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	2nd
Company	Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus IV e Ventos de Santo Uriel.
Issue date	Mar. 24, 2016
Number of installments	192
Initial maturity	Aug. 15, 2016
Final maturity	Jul. 15, 2032
Annual rate p.y. (interest + commission)	IPCA + 9.87% p.y.
Principal	R$ 153,258
Debentures	R$ 145,786	151,781
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	2nd
Company	Elejor
Issue date	Sep. 26, 2013
Number of installments	60
Initial maturity	Oct. 26, 2013
Final maturity	Sep. 26, 2018
Annual rate p.y. (interest + commission)	DI + Spread 1.00% p.y.
Principal	R$ 203,000
Debentures	R$ 30,370	70,984
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	1st
Company	Compagás
Issue date	Jun. 15, 2013
Number of installments	40
Initial maturity	Sep. 15, 2015
Final maturity	Dec. 15, 2018
Annual rate p.y. (interest + commission)	TJLP+1.7% p.y.+1.0% p.y.
Principal	R$ 62,626
Debentures	R$ 19,214	38,018
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	2nd
Company	Compagás
Issue date	Apr. 15, 2016
Number of installments	57
Initial maturity	Jul. 15, 2017
Final maturity	Dec. 15, 2021
Annual rate p.y. (interest + commission)	TJLP/Selic + 2.17% p.y.
Principal	R$ 33,620
Debentures	R$ 23,461	R$ 23,768